                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                      811-1

                      (Investment Company Act File Number)

                       Federated Stock and Bond Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/03
              Date of Reporting Period: Fiscal year ended 10/31/03

                                       and

                        Date of Fiscal Year End: 11/30/03
               Date of Reporting Period: One month ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

Established 1934

ANNUAL SHAREHOLDER REPORT

Year Ended October 31, 2003
Period Ended November 30, 2003

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND FUND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended October 31,
	11/30/2003 [1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.32	$15.61	$17.22	$18.78	$18.71	$19.14
Income From Investment Operations:
Net investment income	0.02	0.31	0.39	0.48	0.55	0.55
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.11	1.71	(1.62)	(1.04)	0.48	0.45

TOTAL FROM INVESTMENT OPERATIONS	0.13	2.02	(1.23)	(0.56)	1.03	1.00

Less Distributions:
Distributions from net investment income	(0.07)	(0.31)	(0.38)	(0.53)	(0.54)	(0.53)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.47)	(0.42)	(0.90)

TOTAL DISTRIBUTIONS	(0.07)	(0.31)	(0.38)	(1.00)	(0.96)	(1.43)

Net Asset Value, End of Period	$17.38	$17.32	$15.61	$17.22	$18.78	$18.71

Total Return[2]	0.75%	13.08%	(7.32)%	(3.12)%	5.79%	5.35%

Ratios to Average Net Assets:

Expenses	1.26%[3,4]	1.31%[4]	1.26%[4]	1.31%	1.29%	1.25%

Net investment income	1.64%[3]	1.89%	2.32%	2.64%	2.98%	2.85%

Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$226,701	$224,461	$184,294	$175,854	$177,236	$209,985

Portfolio turnover	1%	74%	54%	28%	26%	46%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended October 31,
	11/30/2003 [1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.28	$15.58	$17.19	$18.75	$18.68	$19.10
Income From Investment Operations:
Net investment income	0.01	0.19	0.26	0.35	0.41	0.42
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.11	1.70	(1.62)	(1.05)	0.49	0.45

TOTAL FROM INVESTMENT OPERATIONS	0.12	1.89	(1.36)	(0.70)	0.90	0.87

Less Distributions:
Distributions from net investment income	(0.04)	(0.19)	(0.25)	(0.39)	(0.41)	(0.39)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.47)	(0.42)	(0.90)

TOTAL DISTRIBUTIONS	(0.04)	(0.19)	(0.25)	(0.86)	(0.83)	(1.29)

Net Asset Value, End of Period	$17.36	$17.28	$15.58	$17.19	$18.75	$18.68

Total Return[2]	0.68%	12.22%	(8.02)%	(3.85)%	5.02%	4.63%

Ratios to Average Net Assets:

Expenses	2.01%[3,4]	2.06%[4]	2.01%[4]	2.06%	2.04%	2.00%

Net investment income	0.89%[3]	1.14%	1.57%	1.89%	2.26%	2.10%

Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$72,412	$71,836	$59,165	$60,058	$48,898	$53,154

Portfolio turnover	1%	74%	54%	28%	26%	46%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended October 31,
	11/30/2003 [1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.24	$15.54	$17.15	$18.70	$18.63	$19.07
Income From Investment Operations:
Net investment income	0.01	0.19	0.26	0.35	0.41	0.42
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.11	1.70	(1.62)	(1.04)	0.49	0.43

TOTAL FROM INVESTMENT OPERATIONS	0.12	1.89	(1.36)	(0.69)	0.90	0.85

Less Distributions:
Distributions from net investment income	(0.04)	(0.19)	(0.25)	(0.39)	(0.41)	(0.39)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	--	(0.47)	(0.42)	(0.90)

TOTAL DISTRIBUTIONS	(0.04)	(0.19)	(0.25)	(0.86)	(0.83)	(1.29)

Net Asset Value, End of Period	$17.32	$17.24	$15.54	$17.15	$18.70	$18.63

Total Return[2]	0.68%	12.25%	(8.03)%	(3.81)%	5.04%	4.52%

Ratios to Average Net Assets:

Expenses	2.01%[3,4]	2.04%[4]	2.01%[4]	2.06%	2.04%	2.00%

Net investment income	0.89%[3]	1.16%	1.57%	1.89%	2.26%	2.10%

Expense waiver/reimbursement[5]	0.01%[3]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$27,853	$27,731	$22,567	$24,032	$21,909	$20,385

Portfolio turnover	1%	74%	54%	28%	26%	46%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended 11/30/2003 [1]	Period Ended 10/31/2003 [2]
Net Asset Value, Beginning of Period	$17.32	$15.61
Income From Investment Operations:
Net investment income	0.01	0.10
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.10	1.71

TOTAL FROM INVESTMENT OPERATIONS	0.11	1.81

Less Distributions:
Distributions from net investment income	(0.05)	(0.10)

Net Asset Value, End of Period	$17.38	$17.32

Total Return[3]	0.64%	11.64%

Ratios to Average Net Assets:

Expenses	1.78%[4,5]	1.81%[4,5]

Net investment income	1.14%[4]	1.39%

Expense waiver/reimbursement[6]	0.01%[4]	0.00%[4,7]

Supplemental Data:

Net assets, end of period (000 omitted)	$0 [8]	$0 [8]

Portfolio turnover	1%	74%

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

For the 13-month reporting period ended November 30, 2003, the fund's Class A, Class B, Class C and Class K shares produced total returns of 13.93%, 12.99%, 13.02% and 13.34%, respectively, based on net asset value.1 These returns were less than the 15.24% total return1 of the Lipper Balanced Funds Average.2

STOCKS

Within the equity portion of the portfolio, we started making moves toward more cyclically oriented names in the third quarter of 2002. We reduced exposure in the Healthcare, Utilities and Energy sectors, putting proceeds into opportunities in the Information Technology and Financials sectors. These moves, which continued consistently throughout the fiscal year, proved to be correct. However, we did not fully participate in the stock market rally. In a market driven predominately by a single factor (i.e., momentum), our fundamental, valuation-driven approach was disadvantaged. Our incremental approach employing a balanced risk/reward methodology did not fare well in a market environment where returns were asymmetrically skewed toward higher risk.

Specifically, while stock selection was strong within the Consumer Staples, Consumer Discretionary and Information Technology sectors, it was offset by lackluster performance within Industrials, Healthcare and Energy. In addition to being overweight in the Telecommunication Services, Energy and underweight Financials sectors limited performance, which was somewhat offset by the fund's overweighted positions in the Industrials, Healthcare and Utilities sectors. The five largest contributors to performance for the reporting period were: Intel Corp., Citigroup, Inc., EMC Corp. MASS, Applied Materials, Inc. and Cisco Systems, Inc. Stocks that detracted most from performance were Schering Plough Corp., UnitedHealth Group, Johnson & Johnson, Merck & Co., Inc., and Lockheed Martin Corp.

1 Performance quoted is based on net asset value, reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B and Class C Shares were 7.65%, 8.24% and 11.87%, respectively. No sales charge is applicable to Class K Shares.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. Lipper returns do not take sales charges into account.

BONDS

The bond portion of the portfolio benefited largely from sector positioning and yield curve positioning, while duration3 and security selection were slight drags on the fund's performance over the past year. For comparison, the Lehman Brothers Aggregate Bond Index (LBAB)4 had a total return of 4.91% for the 12-month period ended October 31, 2003. We estimate that the bond portion of the fund outperformed the LBAB by approximately 200 basis points, or 2%.

The outperformance came from a heavily overweighted position in corporate bonds, particularly in the non-investment grade portion, i.e., those rated BBB or lower. These types of bonds are more sensitive to changes in the economy and less sensitive to changes in interest rates. As a result, these bonds tend to hold up well even when interest rates are rising in an improving economic environment. Lower-quality corporate bonds, as measured by the Lehman Brothers Corporate B Index,5 had a total return of 15.86% over the past 12 months, while even lower-quality, non-investment grade bonds were up 33.77% over this same period, as measured by the Lehman Brothers High Yield Bond Index.6 For most of the past year, we were approximately neutral on mortgage-backed securities and asset-backed securities, and underweighted in Treasury and agency issues.

3 Duration is a measure of a securities price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 LBAB is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

5 Lehman Brothers Corporate B Index is composed of all bonds covered by Lehman Brothers High Yield Index rated BBB by Moody's Investors Service with a minimum amount outstanding of $100m, and at least one year to maturity. It is not possible to invest directly into an index.

6 Lehman Brothers High Yield Bond Index is an unmanaged index comprising all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity. It is not possible to invest directly into an index.

GROWTH OF $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Stock & Bond Fund, Inc. (Class A Shares) (the "Fund") from October 31, 1993 to November 30, 2003 compared to the Standard and Poor's 500 Index (S&P 500),2 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Return[4] for the Period Ended 11/30/2003
1 Year	4.83%
5 Years	1.00%
10 Years	7.22%
Start of Performance (12/31/1968)	7.95%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Stock & Bond Fund, Inc. (Class B Shares) (the "Fund") from August 30, 1996 (start of performance) to November 30, 2003 compared to the Standard and Poor's 500 Index (S&P 500),2 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Return[4] for the Period Ended 11/30/2003
1 Year	4.59%
5 Years	1.03%
Start of Performance (8/30/1996)	6.40%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Stock & Bond Fund, Inc. (Class C Shares) (the "Fund") from October 31, 1993 to November 30, 2003 compared to the Standard and Poor's 500 Index (S&P 500),2 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Return[4] for the Period Ended 11/30/2003
1 Year	8.03%
5 Years	1.17%
10 Years	6.88%
Start of Performance (4/19/1993)	6.85%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption within one year from purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT -- CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. The Fund offers three other classes of shares, Class A Shares, Class B Shares and Class C Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Stock & Bond Fund, Inc. (Class K Shares) (the "Fund") from October 31, 1993 to November 30, 2003 compared to the Standard and Poor's 500 Index (S&P 500),2 the Lehman Brothers Aggregate Bond Index (LBAB)2 and the Lipper Balanced Funds Average (LBFA).3

Average Annual Total Return for the Period Ended 11/30/2003
1 Year	10.40%
5 Years	1.66%
10 Years	7.32%
Start of Performance (12/31/1968)	7.62%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Your investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. These total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Portfolio of Investments

November 30, 2003

Shares			Value
		STOCKS--65.1%
		COMMON STOCKS--61.9%
		Consumer Discretionary--6.3%
24,600		Clear Channel Communications, Inc.	$1,028,526
39,600	[1]	Comcast Corp., Class A	1,242,648
20,400		Gannett Co., Inc.	1,766,640
78,000		Home Depot, Inc.	2,867,280
36,100		Interpublic Group Cos., Inc.	514,425
15,800		Johnson Controls, Inc.	1,729,152
5,425	[1]	Kohl's Corp.	262,136
79,000		McDonald's Corp.	2,024,770
22,400		Nike, Inc., Class B	1,506,400
15,100		Omnicom Group, Inc.	1,202,866
50,500		Target Corp.	1,955,360
88,400	[1]	Time Warner, Inc.	1,439,152
28,100		Viacom, Inc., Class B	1,104,892
79,000		Walt Disney Co.	1,824,110

		TOTAL	20,468,357

		Consumer Staples--6.9%
42,500		Altria Group, Inc.	2,210,000
59,600		Coca-Cola Co.	2,771,400
38,500	[1]	Costco Wholesale Corp.	1,379,070
30,850		Gillette Co.	1,040,571
16,000		Hershey Foods Corp.	1,243,200
100,300	[1]	Kroger Co.	1,891,658
48,400		PepsiCo, Inc.	2,329,008
26,200		Procter & Gamble Co.	2,521,488
106,400		Rite Aid Corp.	654,360
44,200		Sara Lee Corp.	908,310
24,900		UST, Inc.	896,151
69,400		Wal-Mart Stores, Inc.	3,861,416
26,150		Walgreen Co.	962,582

		TOTAL	22,669,214

		Energy--4.8%
20,800		ChevronTexaco Corp.	1,562,080
36,900		ConocoPhillips	2,093,706
163,400		Exxon Mobil Corp.	5,910,178
66,700		Halliburton Co.	1,557,445
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Energy--continued
33,400		Schlumberger Ltd.	$1,567,128
82,600	[1]	Transocean Sedco Forex, Inc.	1,600,788
46,300	[1]	Weatherford International, Inc.	1,517,714

		TOTAL	15,809,039

		Financials--10.2%
49,600		Allstate Corp.	2,002,848
39,200		American International Group, Inc.	2,271,640
11,000		Bank One Corp.	476,960
36,100		Bank of America Corp.	2,723,023
59,800		Bank of New York Co., Inc.	1,834,664
99,700		Citigroup, Inc.	4,689,888
14,000		Federal HomeLoan Mortgage Corp.	761,880
17,300		Fannie Mae	1,211,000
11,482		Fifth Third Bancorp	667,449
17,000		FleetBoston Financial Corp.	690,200
16,000		Goldman Sachs Group, Inc.	1,537,280
82,200		J.P. Morgan Chase & Co.	2,906,592
15,500		Lehman Brothers Holdings, Inc.	1,119,255
39,300		Lincoln National Corp.	1,540,953
47,200		MBNA Corp.	1,157,344
55,700		Morgan Stanley	3,079,096
12,100		SLM Holding Corp.	449,273
12,300		Wachovia Corp.	562,725
38,000		Washington Mutual, Inc.	1,740,780
32,000		Wells Fargo & Co.	1,834,560

		TOTAL	33,257,410

		Healthcare--9.1%
37,700		Abbott Laboratories	1,666,340
16,700		AmerisourceBergen Corp.	1,056,943
20,000	[1]	Amgen, Inc.	1,150,200
50,300		Baxter International, Inc.	1,399,346
28,750	[1]	Biogen, Inc.	1,097,675
43,800	[1]	Boston Scientific Corp.	1,571,982
54,600		Bristol-Myers Squibb Co.	1,438,710
32,200	[1]	Forest Laboratories, Inc., Class A	1,759,408
26,700		Guidant Corp.	1,515,759
48,325		Johnson & Johnson	2,381,939
35,800		Lilly (Eli) & Co.	2,454,448
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Healthcare--continued
5,328	[1]	Medco Health Solutions, Inc.	$194,099
8,800		Medtronic, Inc.	397,760
57,300		Merck & Co., Inc.	2,326,380
173,800		Pfizer, Inc.	5,830,990
88,700		Schering Plough Corp.	1,423,635
13,400	[1]	St. Jude Medical, Inc.	848,756
32,500		Wyeth	1,280,500

		TOTAL	29,794,870

		Industrials--7.5%
23,900		3M Co.	1,889,056
9,900	[1]	American Standard Cos.	987,030
18,000		Caterpillar, Inc.	1,368,900
71,300	[1]	Cendant Corp.	1,580,008
21,800		Danaher Corp.	1,813,760
17,700		Deere & Co.	1,083,771
25,500		Dover Corp.	978,945
21,100		Eaton Corp.	2,173,089
112,400		General Electric Co.	3,222,508
19,300		Ingersoll-Rand Co., Class A	1,203,162
29,900		Lockheed Martin Corp.	1,373,606
48,000		Raytheon Co.	1,330,080
35,200		Textron, Inc.	1,754,368
77,300		Tyco International Ltd.	1,774,035
63,500		Waste Management, Inc.	1,867,535

		TOTAL	24,399,853

		Information Technology--10.9%
61,600	[1]	Apple Computer, Inc.	1,288,672
39,600	[1]	Applied Materials, Inc.	962,280
91,100	[1]	Cisco Systems, Inc.	2,064,326
57,500	[1]	Dell, Inc.	1,983,750
128,800		EMC Corp. Mass	1,769,712
43,500		First Data Corp.	1,646,475
182,400		Hewlett-Packard Co.	3,956,256
134,400		Intel Corp.	4,492,992
30,700		International Business Machines Corp.	2,779,578
17,100	[1]	Intuit, Inc.	859,788
13,200	[1]	KLA-Tencor Corp.	773,652
24,800	[1]	Lexmark International Group, Class A	1,919,520
254,000	[1]	Lucent Technologies, Inc.	812,800
Shares or Principal Amount			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Information Technology--continued
31,300		Maxim Integrated Products, Inc.	$1,630,104
176,900		Microsoft Corp.	4,546,330
88,700		Nokia Oyj, ADR, Class A	1,594,826
124,300	[1]	Oracle Corp.	1,492,843
41,600		Texas Instruments, Inc.	1,238,016

		TOTAL	35,811,920

		Materials--1.6%
65,100		Alcoa, Inc.	2,135,931
55,200		International Paper Co.	2,053,992
41,000		MeadWestvaco Corp.	1,046,320

		TOTAL	5,236,243

		Telecommunication Services--2.8%
47,000		AT&T Corp.	932,010
60,100		BellSouth Corp.	1,564,403
130,500		SBC Communications, Inc.	3,038,040
46,900		Sprint Corp. (FON Group)	703,031
86,600		Verizon Communications	2,837,882

		TOTAL	9,075,366

		Utilities--1.8%
47,800		Cinergy Corp.	1,747,090
10,600		FPL Group, Inc.	673,630
28,600		FirstEnergy Corp.	990,990
61,500		NiSource, Inc.	1,276,125
45,500		Sempra Energy	1,288,560

		TOTAL	5,976,395

		TOTAL COMMON STOCKS (IDENTIFIED COST $182,868,366)	202,498,667

		FUTURES CONTRACT COLLATERAL--3.2%[2]
$3,000,000		United States Treasury Bill, 1/22/2004	2,995,980
3,500,000		United States Treasury Bill, 1/29/2004	3,494,890
4,000,000		United States Treasury Bill, 2/26/2004	3,991,400

		TOTAL FUTURES CONTRACT COLLATERAL (IDENTIFIED COST $10,481,757)	10,482,270

		TOTAL STOCKS (IDENTIFIED COST $193,350,123)	212,980,937

		ASSET-BACKED SECURITIES--0.1%
430,640		125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029	441,540
45,710	[3]	SMFC Trust Asset-Backed Certificates, Series 1997-A 4, 1/28/2025	34,997

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $472,247)	476,537

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATION--0.5%
$1,760,320		Federal National Mortgage Association, 1.62%, 9/25/2032 (IDENTIFIED COST $1,759,219)	$1,768,276

		CORPORATE BONDS--9.5%
		Basic Industry - Chemicals--0.1%
250,000		Praxair, Inc., 3.95%, 6/01/2013	233,045

		Basic Industry - Metals & Mining--0.1%
150,000		BHP Finance (USA), Inc., 4.8%, 4/15/2013	149,538
100,000		Inco Ltd., 5.7%, 10/15/2015	100,568

		TOTAL	250,106

		Basic Industry - Paper--0.1%
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	147,000
275,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	292,776

		TOTAL	439,776

		Capital Goods - Diversified Manufacturing--0.3%
400,000	[3]	Hutchison Whampoa Ltd., 6.5%, 2/13/2013	410,264
500,000		Kennametal, Inc., 7.2%, 6/15/2012	531,410

		TOTAL	941,674

		Capital Goods - Environmental--0.4%
1,000,000		Waste Management, Inc., Deb., 8.75%, 5/01/2018	1,167,410

		Capital Goods- Aerospace & Defense--0.2%
50,000		Lockheed Martin Corp., Note, 8.2%, 12/01/2009	60,496
500,000		Raytheon Co., Note, 6.3%, 3/15/2005	525,345

		TOTAL	585,841

		Communications - Media & Cable--0.4%
500,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	543,395
400,000		Comcast Corp., 5.3%, 1/15/2014	394,936
250,000		Cox Communications Inc., Medium Term Note, 6.69%, 9/20/2004	259,745

		TOTAL	1,198,076

		Communications - Media Noncable--0.4%
250,000		Clear Channel Communication, 3.125%, 2/01/2007	248,178
250,000		Clear Channel Communication, 7.65%, 9/15/2010	292,605
250,000		Reed Elsevier, Inc., 6.75%, 8/01/2011	282,535
500,000		Univision Communications, Inc., 7.85%, 7/15/2011	579,050

		TOTAL	1,402,368

		Communications - Telecom Wirelines--0.4%
200,000		CenturyTel, Inc., 8.375%, 10/15/2010	242,530
250,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	312,393
100,000	[3]	Telefonos de Mexico, 4.5%, 11/19/2008	99,941
675,000		Verizon Global Funding, 7.75%, 6/15/2032	782,399

		TOTAL	1,437,263

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.3%
$250,000		DaimlerChrysler North Am, 6.5%, 11/15/2013	$258,093
250,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	237,480
500,000		General Motors Corp., Note, 7.2%, 1/15/2011	528,280

		TOTAL	1,023,853

		Consumer Cyclical -- Entertainment--0.5%
300,000		AOL Time Warner, Inc., Bond, 7.7%, 5/01/2032	343,953
300,000	[3]	Carnival Corp., 3.75%, 11/15/2007	299,832
1,000,000		International Speedway Co, 7.875%, 10/15/2004	1,046,980

		TOTAL	1,690,765

		Consumer Cyclical - Retailers--0.3%
500,000		CVS Corp., 5.625%, 3/15/2006	534,340
90,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/01/2028	98,920
250,000		Shopko Stores, Sr. Note, 9.25%, 3/15/2022	231,250
250,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/01/2008	246,400

		TOTAL	1,110,910

		Consumer Non-Cyclical - Healthcare--0.1%
250,000		UnitedHealth Group, Inc., 3.3%, 1/30/2008	248,115

		Consumer Non-Cyclical - Tobacco--0.0%
65,000		Altria Group, Inc., 5.625%, 11/04/2008	65,432

		Energy - Independent--0.2%
250,000		Devon Financing Corp., 7.875%, 9/30/2031	296,613
250,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	295,625

		TOTAL	592,238

		Energy - Integrated--0.5%
250,000		Conoco Funding Co., 7.25%, 10/15/2031	293,713
250,000		Conoco, Inc., 5.45%, 10/15/2006	267,200
500,000		Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028	578,090
500,000		Petro-Canada, Bond, 5.35%, 7/15/2033	441,325
35,000		Petro-Canada, Inc., Deb., 7%, 11/15/2028	38,415

		TOTAL	1,618,743

		Energy - Oil Field Services--0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	56,733

		Energy - Refining--0.1%
300,000		Valero Energy Corp., 7.5%, 4/15/2032	328,860

		Finance - Automotive--0.3%
100,000		Ford Motor Credit Co., 7%, 10/01/2013	101,690
250,000		Ford Motor Credit Corp., Note, 7.375%, 10/28/2009	265,030
100,000		General Motors Acceptance, 4.5%, 7/15/2006	102,159
500,000		General Motors Acceptance, 7.5%, 7/15/2005	535,575

		TOTAL	1,004,454

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--0.6%
$45,000		Associates Corp. of North America, Sr. Note, 5.5%, 2/15/2004	$45,411
750,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005	792,870
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	67,095
485,801	[3]	Regional Diversified Funding, 9.25%, 3/15/2030	561,362
350,000		US BANK N.A., 6.3%, 2/04/2014	386,754
120,000		Union Planters Corp., 4.375%, 12/01/2010	118,331

		TOTAL	1,971,823

		Financial Institution -- Brokerage--0.4%
200,000		Amvescap PLC, Sr. Note, 6.6%, 5/15/2005	212,268
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	249,525
500,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	593,100
250,000		Morgan Stanley Group, In, 5.3%, 3/01/2013	252,735

		TOTAL	1,307,628

		Financial Institution - Finance Noncaptive--0.3%
200,000		American Express Co., 4.875%, 7/15/2013	199,748
250,000		Capital One Financial, Note, 7.125%, 8/01/2008	269,265
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	34,541
300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	321,402
55,000		Newcourt Credit Group, In, Company Guarantee, 6.875%, 2/16/2005	58,118

		TOTAL	883,074

		Financial Institution - Insurance - Life--1.1%
400,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	497,544
1,250,000		Delphi Funding, 9.31%, 3/25/2027	983,738
750,000	[3]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	797,745
300,000	[3]	Pacific LifeCorp., Bond, 6.6%, 9/15/2033	313,062
100,000		Principal Financial Group, 6.125%, 10/15/2033	100,081
250,000		Prudential Financial, 5.75%, 7/15/2033	231,873
750,000	[3]	Union Central Life Ins Co., Note, 8.2%, 11/1/2026	787,643

		TOTAL	3,711,686

		Financial Institution - Insurance - P&C--0.0%
100,000		Marsh & McLennan Cos.,, Sr. Note, 7.125%, 6/15/2009	114,845

		Financial Institution - REITs--0.1%
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	50,745
250,000		Simon Property Group, In, 6.35%, 8/28/2012	269,930

		TOTAL	320,675

		Financial Intermediaries--0.2%
500,000	[3]	Fidelity Investments, 4.75%, 3/01/2013	494,125

Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Drug Retailers--0.1%
$250,000		Kroger Co., 7.5%, 4/01/2031	$286,112

		Food Products--0.1%
250,000		General Mills, Inc., 6%, 2/15/2012	267,152

		Healthcare--0.1%
250,000		HCA - The Healthcare Corp., 6.95%, 5/01/2012	262,323

		Industrial Products & Equipment--0.1%
250,000		General Electric Co., Note, 5%, 2/01/2013	251,390

		Insurance--0.1%
100,000	[3]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	100,442
250,000		Travelers Property Casua, Sr. Note, 5%, 3/15/2013	248,515

		TOTAL	348,957

		State/Provincial--0.1%
650,000		New South Wales, State of, Local Gov't. Guarantee, 6.5%, 5/01/2006	476,662

		Supranational--0.1%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	338,364

		Technology Services--0.3%
250,000		Computer Sciences Corp., 5%, 2/15/2013	250,893
200,000		First Data Corp., 4.7%, 8/01/2013	196,472
500,000		International Business Machines Corp., 4.875%, 10/01/2006	527,325

		TOTAL	974,690

		Telecommunications & Cellular--0.2%
250,000		AT&T Wireless Services,, Sr. Note, 7.35%, 3/01/2006	271,568
100,000		Deutsche Telekom Interna, 5.25%, 7/22/2013	99,604
50,000		Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009	53,125
260,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	313,633

		TOTAL	737,930

		Transportation - Airlines--0.1%
52,960		Northwest Airlines Pass, Pass Thru Cert., 7.575%, 3/01/2019	54,549
255,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	274,722

		TOTAL	329,271

		Transportation - Railroads--0.1%
200,000		Canadian Pacific RR, 6.25%, 10/15/2011	219,908

		Utility - Electric--0.7%
200,000		Alabama Power Co., 2.8%, 12/01/2006	199,092
200,000		Arizona Public Service Co, 6.375%, 10/15/2011	216,628
75,000		Calpine Corp., Note, 7.75%, 4/15/2009	53,625
250,000		Duke Energy Corp., Note, 6.25%, 1/15/2012	268,565
750,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/01/2026	795,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$250,000	[3]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	$273,805
500,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	535,345

		TOTAL	2,342,060

		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,264,386)	31,034,337

		GOVERNMENT AGENCIES--1.7%
1,000,000		Federal Home Loan Mortgage Corp., 3.250%, 11/15/2004	1,017,020
2,000,000		Federal Home Loan Mortgage Corp., 4.050%, 6/21/2005	2,028,220
1,000,000		Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008	1,091,720
625,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	671,913
500,000		Federal National Mortgage Association, 4.375%, 10/15/2006	522,280

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,196,750)	5,331,153

		GOVERNMENTS/AGENCIES--1.4%
700,000		Austria, Government of, Bond, Series 98 1, 5%, 1/15/2008	882,696
550,000		Canada, Government of, Series WU42, 5%, 9/01/2004	432,093
750,000		Germany, Government of, Bond, 3.75%, 1/04/2009	899,543
700,000		Germany, Government of, Bond, 5.25%, 1/04/2011	895,757
700,000		Germany, Government of, Bond, Series 139, 4%, 2/16/2007	857,377
250,000		Quebec, Province of, Deb., 7.5%, 9/15/2029	309,738
175,000		United Mexican States, 6.625%, 3/03/2015	180,469

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,363,153)	4,457,673

		MORTGAGE BACKED SECURITIES--0.0%
35,335		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	36,969
11,889		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	12,537
15,230		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	16,825
11,087		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	11,891
5,335		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	5,697
16,425		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	16,990
18,633		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	19,704
2,615		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	2,798
7,037		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	7,560
5,234		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	5,627
5,691		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	6,024
11,509		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	12,585

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $146,302)	155,207

Principal Amount or Shares			Value
		U.S. TREASURY--2.0%
$750,000		United States Treasury Bond, 5.375%, 2/15/2031	$776,603
750,000		United States Treasury Bond, 8.125%, 5/15/2021	1,013,790
790,000		United States Treasury Bond, 8.750%, 5/15/2017	1,100,075
2,000,000		United States Treasury Note, 1.625%, 9/30/2005	1,990,000
730,000		United States Treasury Note, 3.250%, 8/15/2007	739,811
35,000		United States Treasury Note, 4.375%, 8/15/2012	35,498
35,000		United States Treasury Note, 4.875%, 2/15/2012	36,854
40,000		United States Treasury Note, 5.000%, 2/15/2011	42,688
700,000		United States Treasury Note, 7.875%, 11/15/2004	742,714

		TOTAL U.S. TREASURY (IDENTIFIED COST $6,320,936)	6,478,033

		MUTUAL FUNDS--19.5%
		High Yield Bond--3.1%
1,501,027	[4]	Federated High Yield Bond Portfolio	10,252,016

		Mortgage Backed Securities--9.8%
3,224,845	[4]	Federated Mortgage Core Portfolio	31,848,400

		Money Market Fund--6.6%
21,571,430	[4]	Prime Value Obligations Fund, Class IS	21,571,430

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $61,916,995)	63,671,846

		TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $302,790,111)[5]	326,353,999

		OTHER ASSETS AND LIABILITIES -- NET--0.2%	611,978

		TOTAL NET ASSETS--100%	$326,965,977

1 Non-income producing security.

2 Treasury bills held as collateral for S&P 500 futures contracts.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At November 30, 2003, these securities amounted to $4,173,218 which represents 1.3% of net assets.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $303,470,719.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2003

Shares			Value
		STOCKS--65.2%
		COMMON STOCKS--62.0%
		Consumer Discretionary--6.3%
24,600		Clear Channel Communications, Inc.	$1,004,172
39,600	[1]	Comcast Corp., Class A	1,343,232
20,400		Gannett Co., Inc.	1,715,844
78,000		Home Depot, Inc.	2,891,460
36,100		Interpublic Group Cos., Inc.	537,168
15,800		Johnson Controls, Inc.	1,698,974
5,425	[1]	Kohl's Corp.	304,180
79,000		McDonald's Corp.	1,975,790
22,400		Nike, Inc., Class B	1,431,360
15,100		Omnicom Group, Inc.	1,204,980
50,500		Target Corp.	2,006,870
88,400	[1]	Time Warner, Inc.	1,351,636
28,100		Viacom, Inc., Class B	1,120,347
79,000		Walt Disney Co.	1,788,560

		TOTAL	20,374,573

		Consumer Staples--7.2%
42,500		Altria Group, Inc.	1,976,250
59,600		Coca-Cola Co.	2,765,440
38,500	[1]	Costco Wholesale Corp.	1,361,745
30,850		Gillette Co.	984,115
16,000		Hershey Foods Corp.	1,233,600
100,300	[1]	Kroger Co.	1,754,247
53,900		PepsiCo, Inc.	2,577,498
30,600		Procter & Gamble Co.	3,007,674
106,400		Rite Aid Corp.	609,672
44,200		Sara Lee Corp.	880,906
24,900		UST, Inc.	847,098
77,500		Wal-Mart Stores, Inc.	4,568,625
26,150		Walgreen Co.	910,543

		TOTAL	23,477,413

		Energy--5.0%
20,800		ChevronTexaco Corp.	1,545,440
36,900		ConocoPhillips	2,108,835
171,000		Exxon Mobil Corp.	6,255,180
66,700		Halliburton Co.	1,592,796
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Energy--continued
33,400		Schlumberger Ltd.	$1,568,798
82,600	[1]	Transocean Sedco Forex, Inc.	1,585,094
46,300	[1]	Weatherford International, Inc.	1,608,925

		TOTAL	16,265,068

		Financials--10.0%
37,200		Allstate Corp.	1,469,400
39,200		American International Group, Inc.	2,384,536
11,000		Bank One Corp.	466,950
36,100		Bank of America Corp.	2,733,853
59,800		Bank of New York Co., Inc.	1,865,162
99,700		Citigroup, Inc.	4,725,780
14,000		Federal HomeLoan Mortgage Corp.	785,820
17,300		Fannie Mae	1,240,237
11,482		Fifth Third Bancorp	665,497
17,000		FleetBoston Financial Corp.	686,630
17,300		Goldman Sachs Group, Inc.	1,624,470
60,700		J.P. Morgan Chase & Co.	2,179,130
15,500		Lehman Brothers Holdings, Inc.	1,116,000
39,300		Lincoln National Corp.	1,569,249
47,200		MBNA Corp.	1,168,200
55,700		Morgan Stanley	3,056,259
12,100		SLM Holding Corp.	473,836
12,300		Wachovia Corp.	564,201
38,000		Washington Mutual, Inc.	1,662,500
32,000		Wells Fargo & Co.	1,802,240

		TOTAL	32,239,950

		Healthcare--8.8%
37,700		Abbott Laboratories	1,606,774
16,700		AmerisourceBergen Corp.	948,059
20,000	[1]	Amgen, Inc.	1,235,200
50,300		Baxter International, Inc.	1,336,974
25,000	[1]	Biogen, Inc.	1,011,750
15,400	[1]	Boston Scientific Corp.	1,042,888
54,600		Bristol-Myers Squibb Co.	1,385,202
32,200	[1]	Forest Laboratories, Inc., Class A	1,610,322
26,700		Guidant Corp.	1,361,967
48,325		Johnson & Johnson	2,432,198
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Healthcare--continued
35,800		Lilly (Eli) & Co.	$2,384,996
5,328	[1]	Medco Health Solutions, Inc.	176,890
8,800		Medtronic, Inc.	401,016
57,300		Merck & Co., Inc.	2,535,525
173,800		Pfizer, Inc.	5,492,080
88,700		Schering Plough Corp.	1,354,449
13,400	[1]	St. Jude Medical, Inc.	779,344
32,500		Wyeth	1,434,550

		TOTAL	28,530,184

		Industrials--7.4%
23,900		3M Co.	1,884,993
9,900	[1]	American Standard Cos.	947,430
19,900		Caterpillar, Inc.	1,458,272
71,300	[1]	Cendant Corp.	1,456,659
21,800		Danaher Corp.	1,806,130
17,700		Deere & Co.	1,072,974
25,500		Dover Corp.	995,010
21,100		Eaton Corp.	2,115,064
112,400		General Electric Co.	3,260,724
19,300		Ingersoll-Rand Co., Class A	1,165,720
29,900		Lockheed Martin Corp.	1,386,164
48,000		Raytheon Co.	1,271,040
35,200		Textron, Inc.	1,749,088
77,300		Tyco International Ltd.	1,614,024
63,500		Waste Management, Inc.	1,645,920

		TOTAL	23,829,212

		Information Technology--11.0%
64,300	[1]	Apple Computer, Inc.	1,471,827
39,600	[1]	Applied Materials, Inc.	925,452
91,100	[1]	Cisco Systems, Inc.	1,911,278
57,500	[1]	Dell, Inc.	2,076,900
128,800	[1]	EMC Corp. Mass	1,782,592
43,500		First Data Corp.	1,552,950
182,400		Hewlett-Packard Co.	4,069,344
134,400		Intel Corp.	4,441,920
30,700		International Business Machines Corp.	2,747,036
17,100	[1]	Intuit, Inc.	854,658
13,200	[1]	KLA-Tencor Corp.	756,756
Shares or Principal Amount			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Information Technology--continued
24,800	[1]	Lexmark International Group, Class A	$1,825,528
254,000	[1]	Lucent Technologies, Inc.	812,800
31,300		Maxim Integrated Products, Inc.	1,555,923
176,900		Microsoft Corp.	4,625,935
88,700		Nokia Oyj, ADR, Class A	1,507,013
130,000	[1]	Oracle Corp.	1,554,800
41,600		Texas Instruments, Inc.	1,203,072

		TOTAL	35,675,784

		Materials--1.6%
65,100		Alcoa, Inc.	2,055,207
55,200		International Paper Co.	2,172,120
41,000		MeadWestvaco Corp.	1,062,720

		TOTAL	5,290,047

		Telecommunication Services--2.9%
47,000		AT&T Corp.	873,730
60,100		BellSouth Corp.	1,581,231
130,500		SBC Communications, Inc.	3,129,390
46,900		Sprint Corp. (FON Group)	750,400
86,600		Verizon Communications	2,909,760

		TOTAL	9,244,511

		Utilities--1.8%
47,800		Cinergy Corp.	1,735,618
10,600		FPL Group, Inc.	675,644
28,600		FirstEnergy Corp.	983,554
61,500		NiSource, Inc.	1,273,665
45,500		Sempra Energy	1,264,900

		TOTAL	5,933,381

		TOTAL COMMON STOCKS (IDENTIFIED COST $183,047,484)	200,860,123

		FUTURES CONTRACT COLLATERAL--3.2%[2]
$4,000,000		United States Treasury Bill, 11/28/2003	3,997,400
3,000,000		United States Treasury Bill, 1/22/2004	2,993,670
3,500,000		United States Treasury Bill, 1/29/2004	3,492,195

		TOTAL FUTURES CONTRACT COLLATERAL (IDENTIFIED COST $10,482,750)	10,483,265

		TOTAL STOCKS (IDENTIFIED COST $193,530,234)	211,343,388

		ASSET-BACKED SECURITIES--0.2%
453,697		125 Home Loan Owner Trust 1998-1A B1, 9.26%, 2/15/2029	463,197
46,033	[3]	SMFC Trust Asset-Backed Certificates, Series 1997-A 4, 1/28/2025	35,245

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $495,590)	498,442

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATION--0.5%
$1,842,531		Federal National Mortgage Association, 1.62%, 9/25/2032 (IDENTIFIED COST $1,841,380)	$1,851,136

		CORPORATE BONDS--9.6%
		Basic Industry - Chemicals--0.1%
250,000		Praxair, Inc., 3.95%, 6/01/2013	233,600

		Basic Industry - Metals & Mining--0.2%
150,000		BHP Finance (USA), Inc., 4.8%, 4/15/2013	149,730
100,000		Inco Ltd., 5.7%, 10/15/2015	101,586
500,000	[3]	Normandy Finance Ltd., Company Guarantee, 7.5%, 7/15/2005	526,985

		TOTAL	778,301

		Basic Industry - Paper--0.1%
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	147,000
275,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	296,057

		TOTAL	443,057

		Capital Goods - Diversified Manufacturing--0.3%
400,000	[3]	Hutchison Whampoa Ltd., 6.5%, 2/13/2013	414,808
500,000		Kennametal, Inc., 7.2%, 6/15/2012	530,805

		TOTAL	945,613

		Capital Goods - Environmental--0.4%
1,000,000		Waste Management, Inc., Deb., 8.75%, 5/01/2018	1,173,880

		Capital Goods- Aerospace & Defense--0.2%
50,000		Lockheed Martin Corp., Note, 8.2%, 12/01/2009	60,773
500,000		Raytheon Co., Note, 6.3%, 3/15/2005	529,380

		TOTAL	590,153

		Communications - Media & Cable--0.4%
500,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	546,015
400,000		Comcast Corp., 5.3%, 1/15/2014	393,872
250,000		Cox Communications Inc., Medium Term Note, 6.69%, 9/20/2004	260,703

		TOTAL	1,200,590

		Communications - Media Noncable--0.6%
250,000		Clear Channel Communication, 7.65%, 9/15/2010	292,335
500,000		News America Holdings, Sr. Deb., 9.25%, 2/1/2013	647,450
250,000		Reed Elsevier, Inc., 6.75%, 8/01/2011	282,745
500,000		Univision Communications, Inc., 7.85%, 7/15/2011	579,920

		TOTAL	1,802,450

		Communications - Telecom Wirelines--0.4%
200,000		CenturyTel, Inc., 8.375%, 10/15/2010	243,746
250,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	312,168
675,000		Verizon Global Funding, 7.75%, 6/15/2032	786,402

		TOTAL	1,342,316

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.3%
$250,000		DaimlerChrysler North Am, 6.5%, 11/15/2013	$251,555
250,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	225,713
500,000		General Motors Corp., Note, 7.2%, 1/15/2011	522,540

		TOTAL	999,808

		Consumer Cyclical - Entertainment--0.4%
300,000		AOL Time Warner, Inc., Bond, 7.7%, 5/01/2032	340,644
1,000,000		International Speedway Co, 7.875%, 10/15/2004	1,051,280

		TOTAL	1,391,924

		Consumer Cyclical - Retailers--0.3%
500,000		CVS Corp., 5.625%, 3/15/2006	536,405
90,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/01/2028	98,810
250,000		Shopko Stores, Sr. Note, 9.25%, 3/15/2022	231,250
200,000		Target Corp., Unsecd. Note, 7.5%, 8/15/2010	236,742

		TOTAL	1,103,207

		Consumer Non-Cyclical - Tobacco--0.0%
65,000		Altria Group, Inc., 5.625%, 11/04/2008	64,878

		Energy - Independent--0.3%
500,000		Devon Financing Corp., 7.875%, 9/30/2031	594,835
250,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	293,125

		TOTAL	887,960

		Energy - Integrated--0.5%
250,000		Conoco Funding Co., 7.25%, 10/15/2031	290,753
250,000		Conoco, Inc., 5.45%, 10/15/2006	268,693
500,000		Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028	581,450
500,000		Petro-Canada, Bond, 5.35%, 7/15/2033	448,035
35,000		Petro-Canada, Inc., Deb., 7%, 11/15/2028	37,771

		TOTAL	1,626,702

		Energy - Oil Field Services--0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	55,907

		Energy - Refining--0.1%
300,000		Valero Energy Corp., 7.5%, 4/15/2032	328,107

		Finance - Automotive--0.3%
100,000		Ford Motor Credit Co., 7%, 10/01/2013	98,784
250,000		Ford Motor Credit Corp., Note, 7.375%, 10/28/2009	258,373
100,000		General Motors Acceptance, 4.5%, 7/15/2006	100,919
500,000		General Motors Acceptance, 7.5%, 7/15/2005	536,190

		TOTAL	994,266

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--0.6%
$45,000		Associates Corp. of North America, Sr. Note, 5.5%, 2/15/2004	$45,563
750,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005	785,670
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	67,369
485,801	[3]	Regional Diversified Funding, 9.25%, 3/15/2030	562,679
350,000		US BANK N.A., 6.3%, 2/04/2014	386,879

		TOTAL	1,848,160

		Financial Institution - Brokerage--0.3%
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	249,198
500,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	595,965
250,000		Morgan Stanley Group, In, 5.3%, 3/1/2013	253,622

		TOTAL	1,098,785

		Financial Institution - Finance Noncaptive--0.3%
200,000		American Express Co., 4.875%, 7/15/2013	200,002
250,000		Capital One Financial, Note, 7.125%, 8/01/2008	270,178
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	34,757
300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	323,376
55,000		Newcourt Credit Group, In, Company Guarantee, 6.875%, 2/16/2005	58,423

		TOTAL	886,736

		Financial Institution - Insurance - Life--1.1%
400,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	492,928
1,250,000		Delphi Funding, 9.31%, 3/25/2027	982,925
750,000	[3]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	796,928
300,000	[3]	Pacific LifeCorp., Bond, 6.6%, 9/15/2033	313,923
100,000		Principal Financial Group, 6.125%, 10/15/2033	100,362
250,000		Prudential Financial, 5.75%, 7/15/2033	232,485
750,000	[3]	Union Central Life Insurance Co., Note, 8.2%, 11/1/2026	789,443

		TOTAL	3,708,994

		Financial Institution - REITs--0.3%
675,000		EOP Operating LP, 7.375%, 11/15/2003	676,809
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	50,971
250,000		Simon Property Group, In, 6.35%, 8/28/2012	270,748

		TOTAL	998,528

		Financial Intermediaries--0.2%
500,000	[3]	Fidelity Investments, 4.75%, 3/01/2013	495,450

		Food & Drug Retailers--0.1%
250,000		Kroger Co., 7.5%, 4/01/2031	286,885

Principal Amount			Value
		CORPORATE BONDS--continued
		Food Products--0.1%
$250,000		General Mills, Inc., 6%, 2/15/2012	$267,403

		Healthcare--0.1%
250,000		HCA - The Healthcare Corp., 6.95%, 5/01/2012	260,373

		Insurance--0.1%
100,000	[3]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	100,840
250,000		Travelers Property Casua, Sr. Note, 5%, 3/15/2013	250,108

		TOTAL	350,948

		State/Provincial--0.1%
650,000		New South Wales, State of, Local Gov't. Guarantee, 6.5%, 5/01/2006	470,063

		Supranational--0.1%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	331,572

		Technology Services--0.3%
250,000		Computer Sciences Corp., 5%, 2/15/2013	250,108
200,000		First Data Corp., 4.7%, 8/01/2013	197,008
500,000		International Business Machines Corp., 4.875%, 10/01/2006	530,525

		TOTAL	977,641

		Telecommunications & Cellular--0.2%
100,000		AT&T Wireless Services, Inc., 8.75%, 3/01/2031	120,813
100,000		Deutsche Telekom Interna, 5.25%, 7/22/2013	99,502
50,000		Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009	51,500
260,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	313,490

		TOTAL	585,305

		Transportation - Airlines--0.1%
52,960		Northwest Airlines Pass, Pass Thru Cert., 7.575%, 3/01/2019	54,682
255,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	272,883

		TOTAL	327,565

		Transportation - Railroads--0.1%
200,000		Canadian Pacific RR, 6.25%, 10/15/2011	219,342

		Utility - Electric--0.6%
200,000		Arizona Public Service Co, 6.375%, 10/15/2011	216,862
75,000		Calpine Corp., Note, 7.75%, 4/15/2009	52,500
250,000		Duke Energy Corp., Note, 6.25%, 1/15/2012	268,820
750,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	776,250
250,000	[3]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	275,498
500,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	534,685
25,000	[1]	NRG Energy, Inc., Bond, 1.00%, 11/01/2003	12,563

		TOTAL	2,137,178

		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,368,945)	31,213,647

Principal Amount			Value
		GOVERNMENT AGENCIES--1.7%
$1,000,000		Federal Home Loan Mortgage Corp., 3.250%, 11/15/2004	$1,018,540
2,000,000		Federal Home Loan Mortgage Corp., 4.050%, 6/21/2005	2,031,820
1,000,000		Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008	1,095,330
625,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	674,725
500,000		Federal National Mortgage Association, 4.375%, 10/15/2006	524,580

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $5,195,422)	5,344,995

		GOVERNMENTS/AGENCIES--1.3%
700,000		Austria, Government of, Bond, Series 98 1, 5%, 1/15/2008	859,061
550,000		Canada, Government of, Series WU42, 5%, 9/1/2004	425,718
750,000		Germany, Government of, Bond, 3.75%, 1/4/2009	874,097
700,000		Germany, Government of, Bond, 5.25%, 1/4/2011	871,984
700,000		Germany, Government of, Bond, Series 139, 4%, 2/16/2007	832,160
250,000		Quebec, Province of Deb., 7.5%, 9/15/2029	308,265
175,000		United Mexican States, 6.625%, 3/3/2015	179,156

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,362,587)	4,350,441

		MORTGAGE BACKED SECURITIES--0.1%
36,949		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	38,519
12,946		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	13,654
15,925		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	17,572
11,795		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	12,595
5,661		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	6,045
18,588		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	19,198
25,242		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	26,614
2,947		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	3,145
8,603		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	9,210
5,240		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	5,607
6,061		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	6,389
12,288		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	13,413

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $162,240)	171,961

		U.S. TREASURY--2.7%
750,000		United States Treasury Bond, 5.375%, 2/15/2031	775,545
750,000		United States Treasury Bond, 8.125%, 5/15/2021	1,014,840
790,000		United States Treasury Bond, 8.750%, 5/15/2017	1,100,691
2,000,000		United States Treasury Note, 1.625%, 9/30/2005	1,994,680
730,000		United States Treasury Note, 3.250%, 8/15/2007	743,118
2,035,000		United States Treasury Note, 4.375%, 5/15/2007	2,154,231
35,000		United States Treasury Note, 4.375%, 8/15/2012	35,547
35,000		United States Treasury Note, 4.875%, 2/15/2012	36,942
Principal Amount or Shares			Value
		U.S. TREASURY--continued
$40,000		United States Treasury Note, 5.000%, 2/15/2011	$42,856
700,000		United States Treasury Note, 7.875%, 11/15/2004	747,250

		TOTAL U.S. TREASURY (IDENTIFIED COST $8,475,145)	8,645,700

		MUTUAL FUNDS--18.2%
		High Yield Bond--3.1%
1,489,463	[4]	Federated High Yield Bond Portfolio	10,128,345

		Mortgage Backed Securities--10.1%
3,225,023	[4]	Federated Mortgage Core Portfolio	32,733,983

		Money Market Fund--5.0%
16,210,988	[4]	Prime Value Obligations Fund, Class IS	16,210,988

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $57,335,757)	59,073,316

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $300,767,300)[5]	322,493,026

		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,543,942

		TOTAL NET ASSETS--100%	$324,027,968

1 Non-income producing security.

2 Treasury bills held as collateral for S&P 500 futures contracts.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At October 31, 2003, these securities amounted to $4,311,799 which represents 1.3% of net assets.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $301,374,026.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

	Period Ended 11/30/2003 [1]	Year Ended 10/31/2003
Assets:
Total investments, at cost	$302,790,111	$300,767,300

Total investments in securities, at value[2]	326,353,999	$322,493,026
Cash denominated in foreign currency (cost of $174,157 and $159,381)	195,697	174,748
Income receivable	1,084,686	1,201,791
Receivable for investments sold	25,000	1,654,897
Receivable for shares sold	591,167	991,181
Receivable for daily variation margin	11,000	10,000

TOTAL ASSETS	328,261,549	326,525,643

Liabilities:
Payable for investments purchased	249,523	1,421,300
Payable for shares redeemed	763,790	332,795
Payable to bank	8,441	556,208
Payable to adviser (Note 5)	--	8,160
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	32,312	22,082
Payable for Directors'/Trustees' fees	--	84
Payable for portfolio accounting fees (Note 5)	998	1,916
Payable for distribution services fee (Note 5)	61,485	62,416
Payable for shareholder services fee (Note 5)	66,842	67,707
Income distribution payable	98,035	--
Accrued expenses	14,146	25,007

TOTAL LIABILITIES	1,295,572	2,497,675

Net assets for 18,826,759 and 18,728,452 shares outstanding	$326,965,977	$324,027,968

Net Assets Consist of:
Paid in capital	$318,751,139	$317,040,963
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency transactions and futures contracts	23,921,800	21,991,082
Accumulated net realized loss on investments and foreign currency transactions and futures contracts	(15,347,844)	(15,393,995)
Undistributed (distributions in excess of) net investment income	(359,118)	389,918

TOTAL NET ASSETS	$326,965,977	$324,027,968

Statements of Assets and Liabilities -- continued

	Period Ended 11/30/2003	[1]	Year Ended 10/31/2003
Net Asset Value, Offering Price and Redemption Proceeds Per Shares
Class A Shares:
Net assets	$226,700,778		$224,460,862

Shares outstanding	13,046,253		12,961,568

Net asset value per share	$17.38		$17.32

Offering price per share[3,4]	$18.39		$18.33

Redemption proceeds per share	$17.38		$17.32

Class B Shares:
Net assets	$72,411,837		$71,835,722

Shares outstanding	4,171,954		4,157,969

Net asset value per share	$17.36		$17.28

Offering price per share	$17.36		$17.28

Redemption proceeds per share[3,5]	$16.41		$16.33

Class C Shares:
Net assets	$27,853,096		$27,731,118

Shares outstanding	1,608,537		1,608,900

Net asset value per share	$17.32		$17.24

Offering price per share[3,6]	$17.49		$17.41

Redemption proceeds per share[3,7]	$17.15		$17.07

Class K Shares:
Net assets	$266.38		$266.38

Shares outstanding	15.331		15.418

Net asset value per share	$17.38		$17.32

Offering price per share	$17.38		$17.32

Redemption proceeds per share	$17.38		$17.32

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Including $63,671,846 and $59,073,316, respectively, of investments in affiliated issuers.

3 See "What Do Shares Cost?" in the Prospectus.

4 Computation of offering price per share 100/94.50 of net asset value.

5 Computation of offering price per share 94.50/100 of net asset value.

6 Computation of offering price per share 100/99.00 of net asset value.

7 Computation of offering price per share 99.00/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Statements of Operations

	Period Ended 11/30/2003 [1]	Year Ended 10/31/2003
Investment Income:
Dividends[2,3]	$546,001	$5,327,273
Interest[4,5]	229,684	3,904,836

TOTAL INCOME	775,685	9,232,109

Expenses:
Investment adviser fee (Note 5)	181,560	2,012,467
Administrative personnel and services fee (Note 5)	22,131	216,849
Custodian fees	2,163	23,192
Transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	25,524	315,120
Transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	8,431	100,554
Transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	3,323	34,896
Transfer and dividend disbursing agent fees and expenses--Class K Shares (Note 5)	0 [6]	0 [6]
Directors'/Trustees' fees	997	12,635
Auditing fees	1,410	13,896
Legal fees	528	4,996
Portfolio accounting fees (Note 5)	9,078	101,784
Distribution services fee--Class B Shares (Note 5)	44,356	476,275
Distribution services fee--Class C Shares (Note 5)	17,129	182,880
Distribution services fee--Class K Shares (Note 5)	0 [6]	1
Shareholder services fee--Class A Shares (Note 5)	46,347	501,190
Shareholder services fee--Class B Shares (Note 5)	14,785	158,758
Shareholder services fee--Class C Shares (Note 5)	5,710	60,960
Share registration costs	6,486	83,398
Printing and postage	5,996	101,730
Insurance premiums	140	1,700
Taxes	1,980	19,810
Miscellaneous	1,022	11,596

TOTAL EXPENSES	399,096	4,434,687

Waivers, Reimbursement and Expense Reduction (Note 5):
Waiver/Reimbursement of investment adviser fee	(127)	(10,101)
Waiver of administrative personnel and services fee	(1,758)	--
Fees paid indirectly from directed broker arrangements	(793)	(2,063)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION	(2,678)	(12,164)

Net expenses	396,418	4,422,523

Net investment income	$379,267	$4,809,586

Statements of Operations -- continued

	Period Ended 11/30/2003	[1]	Year Ended 10/31/2003
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain (loss) on investments and foreign currency transactions (including realized gain of $0 and $112,053, respectively, on sales of investments in affiliated issuers) (Note 5)	$46,905		$(3,849,052)
Net realized gain on futures contracts	--		2,039,721
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	1,930,718		32,188,419

Net realized and unrealized gain on investments, foreign currency and futures contracts	1,977,623		30,379,088

Change in net assets resulting from operations	$2,356,890		$35,188,674

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Including $237,066 and $2,291,919, respectively, received from affiliated issuers. (Note 5)

3 Net of foreign taxes withheld of $0 and $17,702, respectively.

4 Including income on securities loaned of $0 and $9,077, respectively.

5 Net of foreign taxes withheld of $223 and $974, respectively.

6 Represents less than $1.

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Period Ended 11/30/2003 [1]	Year Ended 10/31/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$379,267	$4,809,586	$5,743,997
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	46,905	(1,809,331)	(9,286,800)
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	1,930,718	32,188,419	(18,837,481)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,356,890	35,188,674	(22,380,284)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(909,910)	(3,754,143)	(4,149,628)
Class B Shares	(158,160)	(735,225)	(953,497)
Class C Shares	(60,986)	(280,854)	(363,217)
Class K Shares	(1)	(2)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,129,057)	(4,770,224)	(5,466,342)

Share Transactions:
Proceeds from sale of shares	6,404,766	93,228,950	102,779,882
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders Common Trust Fund	--	328,268	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,031,022	4,313,149	4,869,260
Cost of shares redeemed	(5,725,612)	(70,287,307)	(73,719,239)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,710,176	27,583,060	33,929,903

Change in net assets	2,938,009	58,001,510	6,083,277

Net Assets:
Beginning of period	324,027,968	266,026,458	259,943,181

End of period (including undistributed (distributions in excess of) net investment income of $(359,118), $389,918 and $279,292, respectively)	$326,965,977	$324,027,968	$266,026,458

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On July 18, 2003, the Fund received a tax-free transfer of assets from Founders Common Trust Fund, as follows:

	Class A Shares of the Fund Issued	Founders Common Trust Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Founders Common Trust Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Founders Common Trust Fund	19,540	$328,268	$445		$302,884,781	$328,268	$303,213,049

1 Unrealized appreciation is included in the Founders Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by the average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. Dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2003	40 S&P 500 Index Futures	Long	$328,000

At October 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2003	40 S&P 500 Index Futures	Long	$245,000

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2003 and October 31, 2003, the Fund had no securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003 and October 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	750,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class K Shares	250,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Period Ended 11/30/2003[1]		Year Ended 10/31/2003		Year Ended 10/31/2002
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	286,263	$4,968,298	4,203,068	$68,136,996	4,452,697	$74,821,478
Shares issued in connection with the tax-free transfer of assets from Founders Common Trust Fund	--	--	19,540	328,268	--	--
Shares issued to shareholders in payment of distributions declared	48,145	836,767	212,982	3,426,313	216,498	3,696,620
Shares redeemed	(249,723)	(4,329,801)	(3,279,825)	(52,856,420)	(3,073,577)	(51,181,066)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	84,685	$1,475,264	1,155,765	$19,035,157	1,595,618	$27,337,032

	Period Ended 11/30/2003[1]		Year Ended 10/31/2003		Year Ended 10/31/2002
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	58,737	$1,015,032	1,173,127	$19,023,995	1,360,605	$23,050,923
Shares issued to shareholders in payment of distributions declared	8,062	139,962	39,930	640,472	49,499	846,270
Shares redeemed	(52,814)	(914,345)	(852,881)	(13,693,047)	(1,105,827)	(18,207,545)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	13,985	$240,649	360,176	$5,971,420	304,277	$5,689,648

	Period Ended 11/30/2003[1]		Year Ended 10/31/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,446	$421,436	372,531	$6,067,709	290,604	$4,907,481
Shares issued to shareholders in payment of distributions declared	3,135	54,293	15,402	246,364	19,124	326,370
Shares redeemed	(27,944)	(481,464)	(231,224)	(3,737,829)	(258,821)	(4,330,628)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(363)	$(5,735)	156,709	$2,576,244	50,907	$903,223

	Period Ended 11/30/2003[1]		Period Ended 10/31/2003[3]
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	--	$--	16	$250
Shares redeemed	0 [2]	(2)	(1)	(11)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	0 [2]	(2)	15	$239

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	98,307	$1,710,176	1,672,665	$27,583,060	1,950,802	$33,929,903

1 The Fund has changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Represents less than $1.

3 Reflects operations for the period from April 8, 2003 (start of performance date) to October 31, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and defaulted bonds.

For the period ended November 30, 2003 and the year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
	Paid In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
November 30, 2003	--	$ 754	$ (754)

October 31, 2003	--	$71,264	$(71,264)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended November 30, 2003 and the years ended October 31, 2003 and 2002 was as follows:

	Period Ended	Year Ended October 31,
	11/30/2003	2003	2002
Ordinary income[1]	$1,129,057	$4,770,224	$5,446,342

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2003 and October 31, 2003, the components of distributable earnings on a tax basis were as follows:

	11/30/2003	10/31/2003
Undistributed ordinary income	$380,021	$391,086

Net unrealized appreciation/depreciation	$22,883,280	$21,139,356

Capital loss carryforward	$14,340,401	$14,543,434

The difference between book-basis and tax basis unrealized appreciation/depreciation is attributable in part to defaulted bonds and the tax deferral of losses on wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $303,470,719. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and futures contracts was $22,883,280. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $31,025,431 and net unrealized depreciation from investment for those securities having an excess of cost over value of $8,142,151.

At October 31, 2003, the cost of investments for federal tax purposes was $301,374,026. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and futures contracts was $21,119,000. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $31,706,039 and net unrealized depreciation from investment for those securities having an excess of cost over value of $10,587,039.

At November 30, 2003, and October 31, 2003, the Fund had capital loss carryforwards of $14,340,401 and $14,543,434, respectively, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

November 30, 2003:
Expiration Year	Expiration Amount
2008	$3,397,314

2009	$9,387,088

2010	$1,555,999

October 31, 2003:
Expiration Year	Expiration Amount
2009	$3,600,347

2010	$ 9,387,088

2011	$1,555,999

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below.

	11/30/2003	10/31/2003
Prime Value Obligations Fund	$ 15,287	$ 151,537

Federated Mortgage Core Portfolio	$142,792	$1,619,247

High Yield Bond Portfolio	$ 78,987	$ 521,135

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the period ended November 30, 2003, the fees paid to FAS were $20,373, after voluntary waiver, if applicable.

For the year ended October 31, 2003, the fees paid to FServ were $216,849.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the period ended November 30, 2003 and fiscal year ended October 31, 2003, FSC retained $5,812 and $43,438, respectively, in sales charges from the sale of Class A Shares. FSC also retained $0 and $1,266, respectively, of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended November 30, 2003 and year ended October 31, 2003, the Fund's expenses were reduced by $793 and $2,063, respectively, under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended November 30, 2003 and year ended October 31, 2003, were as follows:

	11/30/2003	10/31/2003
Purchases	$4,229,656	$202,327,129

Sales	$7,485,900	$161,524,972

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the period ended November 30, 2003 and the fiscal year ended October 31, 2003.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the period ended November 30, 2003, 32.76% qualify for the dividend received deduction to corporate shareholders.

For the period ended November 30, 2003 and fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003 (the "Tax Relief Act"). The Fund will designate the amount allowable under the Tax Relief Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FEDERATED STOCK AND BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Stock and Bond Fund, Inc. (the "Fund") as of November 30, 2003 and October 31, 2003, and the related statement of operations for the period ended November 30, 2003 and the year ended October 31, 2003, the statement of changes in net assets for the period ended November 30, 2003 and the years then ended October 31, 2003 and October 31, 2002 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2003 and October 31, 2003, by correspondence with the custodian and brokers; where replies from brokers were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, and October 31, 2003, the results of its operations for the period ended November 30, 2003, and the year ended October 31, 2003, the changes in net assets for the period ended November 30, 2003, and the years then ended October 31, 2003 and October 31, 2002, and its financial highlights for the respective stated periods presented in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 30, 2003

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN and DIRECTOR Began serving: December 1956	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: November 1998

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: November 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1985

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT and SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1996

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: December 1999

John W. Harris has been the Fund's Portfolio Manager since (December 1999. He is Vice President of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01454-01 (12/03)

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 7, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 7, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 7, 2004